LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loans Payable
LOANS PAYABLE

NOTE 4 – LOANS PAYABLE

As of December 31, 2020, the Company had $235,308 in principal outstanding from bridge loans. The loans payable bear interest at 8.0% per annum and are payable upon demand. In February 2021, the Company repaid the full principal balance of $235,308 and accrued interest of $24,654. As of September 30, 2021, the balance of these notes was $0.

NOTE 4 – LOANS PAYABLE

During the years ended December 31, 2020 and 2019, the Company received bridge loan proceeds aggregating $26,180 and $202,920, respectively, from one lender in various transactions. The loans payable bear interest at 8.0% per annum. The loans are payable upon demand.

On July 8, 2019, the Company repaid $222,112 of bridge loan principal and $17,888 of accrued interest.

As of December 31, 2020 and 2019, the principal balance outstanding on the loans payable totaled $235,308 and $209,128, respectively, and the Company accrued interest payable totaling $25,253 and $7,007, respectively, in connection with the loans payable.